BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	$ 21,683	$ 3,580
Total current assets	21,683	3,580
Current liabilities
Accounts payable and accrued expenses	37,626	116
Total current liabilities	$ 37,626	$ 116
Stockholders' (deficit) equity
Preferred stock, par value $0,001 per share, 10,000,000 shares authorized, no shares issued and outstanding.
Common stock, par value $0.0001 per share, 400,000,000 shares authorized, 19,769,977 and 11,500,000 shares issued and outstanding at December 31, 2015 and 2014, respectively	$ 1,977	$ 1,150
Additional paid in capital	180,329	2,578
Accumulated deficit	(198,249)	(264)
Total stockholders' (deficit) equity	(15,943)	3,464
Total liabilities and stockholders' deficit	$ 21,683	$ 3,580